Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	SFr 851		SFr 1,013
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	112		8
Fair value, Debt securities	739	SFr 809	1,005
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	2		2
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		2
Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	849		1,011
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	112		8
Fair value, Debt securities	737		1,003
Bank
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	849		1,011
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	112		8
Fair value, Debt securities	737		1,003
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	849		1,011
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	112		8
Fair value, Debt securities	SFr 737		SFr 1,003